Related Party Transactions (Details) - Schedule of remuneration paid to related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of remuneration paid to related parties [Abstract]
Salaries and benefits		$ 943	$ 15,972